Additional Financial Information of Parent Company - Schedule I Condensed Statements of Operations and Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statements of Operations and Comprehensive Income
Revenues	¥ 33,567,078	$ 4,727,824	¥ 103,234,121	¥ 359,054,139
Cost of revenues	(5,817)	(819)	(45,383,978)	(156,114,484)
Selling expenses	(122,773)	(17,292)	(7,746,679)	(90,062,565)
General and administrative expenses	(28,705,418)	(4,043,074)	(156,701,338)	(119,449,923)
Other income (loss)	1,175,715	165,596	(836,304)	(32,782)
Income (loss) before taxes and gain from equity in affiliates	8,839,301	1,244,990	49,805,823	(288,403,498)
Income (loss) from equity in subsidiaries and VIEs	(29,886,771)	(4,209,464)	(31,546,640)	(3,888,959)
Net income (loss)	(23,666,872)	(3,333,409)	16,104,062	(294,637,791)
Other comprehensive loss (income)	1,304,062	183,673	19,059,483	(4,707,094)
Parent Company
Condensed Statements of Operations and Comprehensive Income
Cost of revenues				(261,642)
Selling expenses				(166,959)
General and administrative expenses	(4,478,627)	(630,801)	(4,466,272)	(8,232,681)
Other income (loss)				1,286,845
Income (loss) before taxes and gain from equity in affiliates	(4,478,627)	(630,801)	(9,552,549)	(7,374,437)
Income (loss) from equity in subsidiaries and VIEs	(19,188,381)	(2,702,627)	24,377,678	(260,487,285)
Net income (loss)	(23,667,008)	(3,333,428)	19,911,406	(267,861,722)
Other comprehensive loss (income)	1,304,062	183,673	19,059,483	(4,761,513)
Comprehensive income (loss) attributable to ordinary shareholders	¥ (22,362,946)	$ (3,149,755)	¥ 38,970,889	¥ (272,623,235)